Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable Class A Ordinary Shares
Net (loss) income attributable to parent	$ (1,521,855)	$ (348,075)	$ (1,020,930)	$ 9,626,072	$ (2,633,699)	$ 9,759,713
Common Class A [Member]
Redeemable Class A Ordinary Shares
Net (loss) income attributable to parent	$ (685,915)	$ (278,460)	$ (682,886)	$ 7,700,858	$ (1,322,260)	$ 7,807,770
Weighted average shares outstanding , basic	4,718,054	23,000,000	11,615,638	23,000,000	5,158,940	23,000,000
Weighted average shares outstanding , diluted	4,718,054	23,000,000	11,615,638	23,000,000	5,158,940	23,000,000
Net (loss) income per share, basic	$ (0.15)	$ (0.01)	$ (0.06)	$ 0.33	$ (0.26)	$ 0.34
Net (loss) income per share, diluted	$ (0.15)	$ (0.01)	$ (0.06)	$ 0.33	$ (0.26)	$ 0.34
Common Class B [Member]
Redeemable Class A Ordinary Shares
Net (loss) income attributable to parent	$ (835,940)	$ (69,615)	$ (338,044)	$ 1,925,214	$ (1,311,439)	$ 1,951,943
Weighted average shares outstanding , basic	5,750,000	5,750,000	5,750,000	5,750,000	5,116,722	5,750,000
Weighted average shares outstanding , diluted	5,750,000	5,750,000	5,750,000	5,750,000	5,116,722	5,750,000
Net (loss) income per share, basic	$ (0.15)	$ (0.01)	$ (0.06)	$ 0.33	$ (0.26)	$ 0.34
Net (loss) income per share, diluted	$ (0.15)	$ (0.01)	$ (0.06)	$ 0.33	$ (0.26)	$ 0.34